As filed with the Securities and Exchange Commission on December 14, 2012

Securities Act File No.     333-183647

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.                                                                                                                                                                                          2

 (Check appropriate box or boxes)

Jacob Funds Inc.
(Exact Name of Registrant as Specified in Charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Address of Principal Executive Offices)         (Zip Code)

(424) 237-2164
(Registrant's Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266
(Name and Address of Agent for Service of Process)

With Copies to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of securities being registered:  Shares of common stock, with a par value of $0.001, of Jacob Micro Cap Growth Fund and Jacob Small Cap Growth Fund series of Jacob Funds Inc.  No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.  Facing Page

2.  Contents Page

3.  Part A - Proxy Statement/Prospectus

4.  Part B - Statement of Additional Information

5.  Part C - Other Information

6.  Signatures

7.  Exhibits

PART A

Part A, the definitive Proxy Statement/Prospectus dated October 16, 2012, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0001450791-12-000237) on October 16, 2012, and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated October 16, 2012, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0001450791-12-000237) on October 16, 2012, and is incorporated herein by reference.

JACOB FUNDS INC.

N-14 PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Incorporation provides as follows:

“NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such  or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.”

In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. The Distributor also agrees to indemnify the Registrant, its officers and directors, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(1)(a)
Articles of Incorporation of the Registrant dated July 12, 1999 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 14, 1999.

(i)
Articles of Amendment filed with the Maryland Secretary of State on December 22, 2009 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(ii)
Articles Supplementary filed with the Maryland Secretary of State on December 22, 2009 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(iii)
Articles Supplementary filed with the Maryland Secretary of State on November 9, 2012 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 16, 2012.

(2)(a)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999.

(3)	Voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not applicable.

(4)(a)
Agreement and Plan of Reorganization and Termination by and between Jacob Funds Inc., on behalf of the Jacob Micro Cap Growth Fund, and Jacob Funds II, on behalf of the Jacob Micro Cap Growth Fund is filed herewith as Exhibit No. EX-99.16(4)(a).

(b)
Agreement and Plan of Reorganization and Termination by and between Jacob Funds Inc., on behalf of the Jacob Small Cap Growth Fund, and Jacob Funds II, on behalf of the Jacob Small Cap Growth Fund II is filed herewith as Exhibit No. EX-99.16(4)(b)

(5)	Instruments Defining Rights of Security Holders.

See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Incorporation.

See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

(6)(a)
Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC dated November 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(i)
Form of Amended and Restated Fee Waiver Agreement between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(6)(b)
Investment Advisory Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund and the Jacob Wisdom Fund, and Jacob Asset Management of New York LLC dated February 1, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(i)
Form of Amendment to the Investment Advisory Agreement between the Registrant, on behalf of the Jacob Micro Cap Growth Fund, and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(ii)
Form of Amended and Restated Fee Waiver Agreement between the Registrant, on behalf of the Jacob Small Cap Growth Fund, and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(iii)
Form of Amended and Restated Fee Waiver Agreement between the Registrant, on behalf of the Jacob Wisdom Fund, and Jacob Asset Management of New York LLC dated is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(iv)
Form of Fee Waiver Agreement between the Registrant, on behalf of the Jacob Micro Cap Growth Fund and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(7)(a)
Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Second Amendment to the Distribution Agreement between the Registrant and Quasar Distributors, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(ii)
Form of Third Amendment to the Distribution Agreement between the Registrant and Quasar Distributors, LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(8)           Bonus or Profit Sharing Contracts

Not applicable.

(9)(a)
Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(i)
Form of Amendment to the Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(10)(a)
Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 11, 2002, on behalf of the Jacob Internet Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(10)(b)
Amended and Restated Shareholder Servicing Agreement between the Registrant and Jacob Asset Management of New York LLC dated October 17, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(10)(c)
Form of Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund, the Jacob Wisdom Fund, and the Jacob Micro Cap Growth Fund, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(10)(d)
Form of Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(11)(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP as to legality of shares being registered is filed herewith as Exhibit No. EX-99.16(11)(a).

(12)(a)	Opinion of K&L Gates LLP as to the tax matters and consequences to shareholders is filed herewith as Exhibit No. EX-99.16(12)(a).

(12)(b)	Opinion of K&L Gates LLP as to the tax matters and consequences to shareholders is filed herewith as Exhibit No. EX-99.16(12)(b).

(13)(a)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(ii)
Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(iii)
Form of Fourth Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(13)(b)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated January 1, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(ii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated April 12, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(iii)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated July 24, 2002 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(iv)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated October 1, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(v)
Addendum to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated October 17, 2008 is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A as filed with the SEC via EDGAR on December 22, 2008.

(vi)
Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(vii)
Form of Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(13)(c)
Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 27, 2006 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(i)
Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated January 29, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 22, 2011.

(ii)
Form of Third Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 30, 2012.

(14)(a)
Consent of Independent Registered Public Accounting Firm of BBD, LLP is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the SEC via EDGAR on October 4, 2012.

(14)(b)
Consent of Independent Registered Public Accounting Firm of PricewaterhouseCoopers LLP is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the SEC via EDGAR on October 4, 2012.

(15)(a)	Omitted financial statements.

Not applicable.

(16)(a)                      Powers of Attorney.

Not applicable.

(17)(a)
Amended Joint Code of Ethics of the Registrant and Jacob Asset Management of New York LLC, the Registrant’s investment adviser is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(17)(b)	Form of Voting Instruction Card is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 as filed with the SEC via EDGAR on October 4, 2012.

ITEM 17. UNDERTAKINGS

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Manhattan Beach, and in the State of California, on the 12th day of December, 2012.

Jacob Funds Inc. /s/ Ryan I. Jacob Ryan I. Jacob President, Chief Executive Officer, Director and Chairman of the Board

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Ryan I. Jacob	President, Chief Executive	December 12, 2012
Ryan I. Jacob	Officer, Director and Chairman of the Board

/s/ Francis J. Alexander	Vice President, Secretary and	December 14, 2012
Francis J. Alexander	Treasurer

/s/ William B. Fell	Director	December 14, 2012
William B. Fell

/s/ Christopher V. Hajinian	Director	December 13, 2012
Christopher V. Hajinian

/s/ Jeffrey I. Schwarzschild	Director	December 13, 2012
Jeffrey I. Schwarzschild

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Agreement and Plan of Reorganization and Termination (Jacob Micro Cap Growth Fund)	EX-99.16(4)(a)
Agreement and Plan of Reorganization and Termination (Jacob Small Cap Growth Fund)	EX-99.16(4)(b)
Opinion and Consent of Stradley Ronon Stevens & Young, LLP	EX-99.16(11)(a)
Opinion of K&L Gates LLP	EX-99.16(12)(a)
Opinion of K&L Gates LLP	EX-99.16(12)(b)